Deferred Revenue (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Deferred Revenue
Deferred revenue-at beginning of the period	¥ 694,745	¥ 407,168
Additions	27,961,660	16,641,641
Recognition	(27,549,157)	(16,492,788)
Deferred revenue-at end of the period	¥ 1,107,248	¥ 556,021